Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000830271
Registrant Name	Nuveen Municipal Income Fund, Inc.
Registration File Number	333-295103
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES